Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregate Revenue	The Company disaggregate revenue into two revenue streams as the following table:
	For the Years Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Insurance brokerage service fees	119,765,046	174,056,644	273,799,682
MGU service fees	22,814,079	10,198,113	3,463,519
Less: business taxes and surcharges	(476,291)	(585,431)	(327,171)
Total revenues	142,102,834	183,669,326	276,936,030

Schedule of Disaggregates Revenue by Transferal of Services

The Company disaggregates revenue by transferal of services as the following table:

	For the Years Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Services transferred over time	2,208,203	2,226,771	603,819
Services transferred at a point in time	140,370,922	182,027,986	276,659,382
Less: business taxes and surcharges	(476,291)	(585,431)	(327,171)
Total revenues	142,102,834	183,669,326	276,936,030

Schedule of Consolidated Net (Loss) Income	The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net (loss) income as reported in the consolidated statements of operations.
	For the Year Ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD (Note 2)
Revenues	142,102,834	183,669,326	276,936,030	38,658,779
Cost of revenues	(83,485,203)	(108,908,547)	(163,366,825)	(22,805,129)
Other operating expenses	(103,170,372)	(64,653,628)	(167,107,209)	(23,327,267)
Other income (expenses), net	1,995,421	8,655,375	(11,092,304)	(1,548,426)
Income tax (expenses) benefits	(541,460)	(5,510,773)	2,610,709	364,441
Net (loss) income	(43,098,780)	13,251,753	(62,019,599)	(8,657,602)